Shareholder Report, Holdings (Details) - C000007887	Nov. 30, 2024
Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	7.00%
1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.40%
3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	4.10%
5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	9.10%
10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	34.80%
20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	35.70%
Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%